Investments in Unconsolidated Affiliates - Earnings from Investments in Unconsolidated Affiliates (Parenthetical) (Detail) (Black Lake [Member])	12 Months Ended
	Dec. 31, 2011	Jul. 30, 2010 BP PLC [Member]	Jul. 27, 2010 DCP Midstream, LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Previously acquired ownership interest		50.00%	5.00%
Percentage of ownership	100.00%